Note 8 - Leases 1 (Details Textual)	Jul. 01, 2023 USD ($) ft²	Sep. 15, 2022 USD ($) ft²
Operating and Office Facility [Member
Area of Real Estate Property (Square Foot) | ft²		20,945
Lessee, Operating Lease, Renewal Term (Year)		5 years
Lessee, Operating Lease, Monthly Lease Payment | $		$ 10,036
Lessee, Operating Lease, Percentage of Annual Escalation of Lease Payments		3.00%
Lessee, Operating Lease, Incremental Borrowing Rate		5.75
Warehouse Space in Irving, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²	9,000
Lessee, Operating Lease, Monthly Lease Payment | $	$ 8,456
Lessee, Operating Lease, Incremental Borrowing Rate	8
Lessee, Operating Lease, Term of Contract (Month)	37 months
Lessee, Operating Lease, Annual Escalation Rate	4.00%